Net Income per Limited Partner Unit and Cash Distributions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Income per Limited Partner Unit and Cash Distributions
Net Income per Limited Partner Unit and Cash Distributions

G.                       Net Income per Limited Partner Unit and Cash Distributions

Net income per limited partner unit is calculated utilizing the two-class method by dividing the limited partner interest in net income by the weighted average number of limited partner units outstanding during the period. The limited partner interest in net income is determined by first allocating net income to the general partner based upon the general partner’s ownership interest of 2%. Any common units issued during the period are included on a weighted-average basis for the days in which they were outstanding.

Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other agreements to issue common units, such as the performance awards, were exercised, settled or converted into common units.  When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted net income per limited partner unit calculation, the impact is reflected by applying the treasury stock method. The weighted-average number of units used to calculate diluted net income per limited partner unit for the first quarter of 2013 includes the effect of 8,673 phantom units and 80,142 performance awards.

The following table presents the Company’s calculation of net income per unit for common and subordinated limited partner units:

Three Months Ended March 31, 2013
(Thousands, except per unit amounts)
Net income	$22,230
Less general partner interest in net income	(444)
Limited partner interest in net income	$21,786

Net income allocable to common units	$10,893
Net income allocable to subordinated units	10,893
Limited partner interest in net income	$21,786

Weighted average limited partner units outstanding – basic
Common units	17,340
Subordinated units	17,339
Total	34,679

Weighted average limited partner units outstanding – diluted
Common units	17,429
Subordinated units	17,339
Total	34,768

Net income per limited partner unit – basic and diluted
Common units	$0.63
Subordinated units	$0.63

The partnership agreement requires that, within 45 days after the end of each quarter, beginning with the quarter ended September 30, 2012, the Company distribute all of its available cash (described below) to unitholders of record on the applicable record date.  As further discussed in Note I, a quarterly cash distribution was declared on April 23, 2013, payable May 15, 2013 to unitholders of record on May 6, 2013.

Available cash

Available cash generally means, for any quarter, all cash and cash equivalents on hand at the end of that quarter:

•                   less, the amount of cash reserves established by the Company’s general partner to:

–     provide for the proper conduct of the Company’s business (including reserves for future capital expenditures, anticipated future debt service requirements and refunds of collected rates reasonably likely to be refunded as a result of a settlement or hearing related to FERC rate proceedings or rate proceedings under applicable law subsequent to that quarter);

–     comply with applicable law, any of the Company’s debt instruments or other agreements; or

–     provide funds for distributions to the Company’s unitholders and to the Company’s general partner for any one or more of the next four quarters (provided that the Company’s general partner may not establish cash reserves for distributions if the effect of the establishment of such reserves will prevent the Company from distributing the minimum quarterly distribution on all common units and any cumulative arrearages on such common units for the current quarter);

•                   plus, if the Company’s general partner so determines, all or any portion of the cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made subsequent to the end of such quarter.

Subordinated Units

All subordinated units are held by EQT. The partnership agreement provides that, during the period of time referred to as the “subordination period,” the common units will have the right to receive distributions of available cash from operating surplus each quarter in an amount equal to $0.35 per common unit, which amount is defined in the partnership agreement as the minimum quarterly distribution, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. The practical effect of the subordinated units is to increase the likelihood that during the subordination period there will be available cash to distribute the minimum quarterly distribution to the common units. The subordination period will end, and the subordinated units will convert to common units, on a one-for-one basis, when certain distribution requirements, as defined in the partnership agreement, have been met.

Incentive Distribution Rights

All incentive distribution rights are held by the Company’s general partner. Incentive distribution rights represent the right to receive an increasing percentage (13.0%, 23.0% and 48.0%) of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels described below have been achieved. The Company’s general partner may transfer the incentive distribution rights separately from its general partner interest, subject to restrictions in the partnership agreement.

The following discussion assumes that the Company’s general partner continues to own both its 2.0% general partner interest and the incentive distribution rights.

If for any quarter:

•                   the Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•                   the Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders and the Company’s general partner in the following manner:

•                   first, 98.0% to all unitholders, pro rata, and 2.0% to the Company’s general partner, until each unitholder receives a total of $0.4025 per unit for that quarter (the first target distribution);

•                   second, 85.0% to all unitholders, pro rata, and 15.0% to the Company’s general partner, until each unitholder receives a total of $0.4375 per unit for that quarter (the second target distribution);

•                   third, 75.0% to all unitholders, pro rata, and 25.0% to the Company’s general partner, until each unitholder receives a total of $0.5250 per unit for that quarter (the third target distribution); and

•                   thereafter, 50.0% to all unitholders, pro rata, and 50.0% to the Company’s general partner.

10.      Net Income per Limited Partner Unit and Cash Distributions

Net income per limited partner unit is calculated utilizing the two-class method by dividing the limited partner interest in net income earned from the close of the IPO by the weighted average number of limited partner units outstanding during the period. The limited partner interest in net income is determined by first allocating net income (earned from the close of the IPO) to the general partner based upon the general partner’s ownership interest of 2%. The common units issued during the period are included on a weighted-average basis for the days in which they were outstanding.

Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other agreements to issue common units, such as the performance awards, were exercised, settled or converted into common units.  As of December 31, 2012 the performance condition was met for the performance awards.  The phantom units vested upon grant and the value of the phantom units will be paid in common units on the earlier of the director’s death or retirement from the general partner’s Board of Directors.  As such, both awards were included in the diluted net income per limited partner unit calculation. When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted net income per limited partner unit calculation, the impact is reflected by applying the treasury stock method. The weighted-average number of units used to calculate diluted net income per limited partner unit for the period of July 2, 2012 through December 31, 2012 includes the effect of 4,780 phantom units and 50,158 performance awards.

The following table presents the Company’s calculation of net income per unit for common and subordinated limited partner units:

July 2, 2012 to December 31, 2012
(Thousands, except per unit data)

Net income (from close of the IPO on July 2, 2012 to December 31, 2012)	$32,060
Less general partner interest in net income	(640)
Limited partner interest in net income	$31,420

Net income allocable to common units	$15,710
Net income allocable to subordinated units	15,710
Limited partner interest in net income	$31,420

Weighted average limited partner units outstanding – basic
Common units	17,340
Subordinated units	17,339
Total	34,679

July 2, 2012 to December 31, 2012
(Thousands, except per unit data)
Weighted average limited partner units outstanding – diluted
Common units	17,395
Subordinated units	17,339
Total	34,734

Net income per limited partner unit – basic
Common units	$0.91
Subordinated units	$0.91

Net income per limited partner unit – diluted
Common units	$0.90
Subordinated units	$0.90

Net income per limited partner unit data is presented only for the period since the Company’s IPO on July 2, 2012.  See Note 1 for further discussion of the IPO.

The partnership agreement requires that, within 45 days after the end of each quarter, beginning with the quarter ended September 30, 2012, the Company distribute all of its available cash (described below) to unitholders of record on the applicable record date.  The first quarterly cash distribution of $0.35 per unit was declared on October 23, 2012, paid on November 14, 2012 to unitholders of record on November 5, 2012. As further discussed in Note 15, a quarterly cash distribution was declared on January 22, 2013 and paid on February 14, 2013 to unitholders of record on February 4, 2013.

Available cash

Available cash generally means, for any quarter, all cash and cash equivalents on hand at the end of that quarter:

•                  less, the amount of cash reserves established by the Company’s general partner to:

–                 provide for the proper conduct of the Company’s business (including reserves for future capital expenditures, anticipated future debt service requirements and refunds of collected rates reasonably likely to be refunded as a result of a settlement or hearing related to FERC rate proceedings or rate proceedings under applicable law subsequent to that quarter);

–                 comply with applicable law, any of the Company’s debt instruments or other agreements; or

–                 provide funds for distributions to the Company’s unitholders and to the Company’s general partner for any one or more of the next four quarters (provided that the Company’s general partner may not establish cash reserves for distributions if the effect of the establishment of such reserves will prevent the Company from distributing the minimum quarterly distribution on all common units and any cumulative arrearages on such common units for the current quarter);

•                  plus, if the Company’s general partner so determines, all or any portion of the cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made subsequent to the end of such quarter.

Subordinated Units

All subordinated units are held by EQT. The partnership agreement provides that, during the period of time referred to as the “subordination period,” the common units will have the right to receive distributions of available cash from operating surplus each quarter in an amount equal to $0.35 per common unit, which amount is defined in the partnership agreement as the minimum quarterly distribution, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. The practical effect of the subordinated units is to increase the likelihood that during the subordination period there will be available cash to distribute the minimum quarterly distribution to the common units. The subordination period will end, and the subordinated units will convert to common units, on a one-for-one basis, when certain distribution requirements, as defined in the partnership agreement, have been met. The earliest date at which the subordination period may end is June 30, 2013.

Incentive Distribution Rights

All incentive distribution rights are held by the Company’s general partner. Incentive distribution rights represent the right to receive an increasing percentage (13.0%, 23.0% and 48.0%) of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels described below have been achieved. The Company’s general partner may transfer the incentive distribution rights separately from its general partner interest, subject to restrictions in the partnership agreement.

The following discussion assumes that the Company’s general partner continues to own both its 2.0% general partner interest and the incentive distribution rights.

If for any quarter:

•                  the Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•                  the Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders and the Company’s general partner in the following manner:

•                  first, 98.0% to all unitholders, pro rata, and 2.0% to the Company’s general partner, until each unitholder receives a total of $0.4025 per unit for that quarter (the “first target distribution”);

•                  second, 85.0% to all unitholders, pro rata, and 15.0% to the Company’s general partner, until each unitholder receives a total of $0.4375 per unit for that quarter (the “second target distribution”);

•                  third, 75.0% to all unitholders, pro rata, and 25.0% to the Company’s general partner, until each unitholder receives a total of $0.5250 per unit for that quarter (the “third target distribution”); and

•                  thereafter, 50.0% to all unitholders, pro rata, and 50.0% to the Company’s general partner.